Business Segmental Data	12 Months Ended
Mar. 31, 2019
Business Segmental Data
Business Segmental Data
5	BUSINESS SEGMENTAL DATA

The Group acquires, co-produces and distributes Indian films in multiple formats worldwide. Film content is monitored and strategic decisions around the business operations are made based on the film content, whether it is new release or library. Hence, Management identifies only one operating segment in the business, film content. We distribute our film content to the Indian population in India, the South Asian diaspora worldwide and to non-Indian consumers who view Indian films that are subtitled or dubbed in local languages. As a result of these distribution activities, Eros has identified four geographic markets: India, North America, Europe and the Rest of the world.

Revenues are presented based on the region of domicile and by customer location:

	Year ended March 31
	2019	2018	2017
	(in thousands)
Revenue by region of domicile of Group’s operation
India	$100,387	$98,073	$121,966
Europe	63,196	27,028	25,686
North America	1,759	1,244	2,549
Rest of the world	104,784	134,908	102,793
Total Revenue(*)	$270,126	$261,253	$252,994

Revenue of $81,409 (2018: $103,263 and 2017: $74,006) from the United Arab Emirates is included within Rest of the world and revenue of $63,196 (2018: $27,028 and 2017: $25,686) from the United Kingdom and Isle of Man are included under Europe in the above table.

	Year ended March 31
	2019	2018	2017
	(in thousands)
Revenue by region of domicile of customer’s location
India	$116,078	$109,986	$129,251
Europe	2,345	7,739	7,695
North America	5,682	5,147	10,132
Rest of the world	146,021	138,381	105,916
Total Revenue(*)	$270,126	$261,253	$252,994

Revenue of $62,527 (2018: $67,993 and 2017: $62,966) from the United Arab Emirates is included within Rest of the world and revenue of $1,180 (2018: $5,200 and 2017: $5,791) from United Kingdom is included under Europe in the above table.

For the year ended March 31, 2019, March 31, 2018 and March 31, 2017, no customers accounted for more than 10% of the Group’s total revenues.

	Year ended March 31
	2019	2018	2017
	(in thousands)
Revenue by source(**)
Theatrical	$69,542	$79,069	$101,023
Satellite content licensing	77,453	97,168	88,013
Digital and other ancillary	123,131	85,016	63,958
Total Revenue(*)	$270,126	$261,253	$252,994

(*) net of significant discounting component $34,467 (2018: $6,816 and 2017: Nil)

(**) catalogue sales is apportioned in a specified ratio between theatrical, satellite content licensing and digital and other ancillary revenues.

Segment assets by region of domicile of Group’s operation:

	Total	India	North America	Europe	Rest of the World
	(in thousands)
Non-current assets(*)
As of March 31, 2019	$722,043	$336,431	$4	$34,217	$351,391
As of March 31, 2018	$1,032,736	$354,843	$7	$18,678	$659,208

Segment assets of $295,685 (2018: $570,016) in the United Arab Emirates is included under Rest of the world and segment assets of $32,287 (2018: $18,678) and $1930 (2018: Nil) in the United Kingdom and IOM respectively is included under Europe in the above table.

(*) non-current assets include property and equipment, intangibles assets (tradename, content and others) goodwill and restricted deposit by geographic area.